Consolidated Balance Sheets [Parenthetical] (USD $)	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Accumulated depreciation on property and equipment (in dollars)	$ 24,651	$ 19,195	$ 15,249
Discount of zero-coupon convertible debt (in dollars)	208,576	0
Accumulated amortization, zero-coupon convertible debt (in dollars)		$ 372,764	$ 0
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	990,000,000	990,000,000	990,000,000
Common stock, shares issued	322,209,220	279,913,920	74,625,095
Common stock, shares outstanding	322,209,220	279,913,920	74,625,095